First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
March 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 19.9%
$30,000,000	U.S. Treasury Bill	(a)	04/04/23	$29,996,175
5,000,000	U.S. Treasury Bill	(a)	04/06/23	4,998,078
	Total U.S. Treasury Bills			34,994,253
	(Cost $34,985,603)

Shares	Description	Value
MONEY MARKET FUNDS – 53.5%
45,000,000	Dreyfus Government Cash Management Fund - Institutional Shares - 4.71% (b)	45,000,000
49,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.66% (b)	49,000,000
	Total Money Market Funds	94,000,000
	(Cost $94,000,000)

Total Investments – 73.4%	128,994,253
(Cost $128,985,603)

Net Other Assets and Liabilities – 26.6%	46,752,122
Net Assets – 100.0%	$175,746,375
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2023:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brazilian Real Currency Futures	303	$5,946,375	Apr–23	$218,753
British Pound Currency Futures	48	3,706,500	Jun–23	(1,156)
CAC 40® 10 Euro Index Futures	47	3,738,250	Apr–23	85,613
Canada 10-Year Bond Futures	13	1,213,526	Jun–23	5,423
Cattle Feeder Futures	62	6,362,750	May–23	116,074
Cocoa Futures	184	5,324,960	Jul–23	10,744
Copper Futures	24	2,461,500	Jul–23	2,600
DAX MINI Index Futures	22	1,884,503	Jun–23	65,107
ECX Emission Futures	22	2,193,358	Dec–23	(134,720)
E-mini Russell 2000 Futures	11	997,425	Jun–23	14,940
Euro FX Currency Futures	17	2,316,994	Jun–23	(11,581)
Euro STOXX 50® Futures	93	4,297,581	Jun–23	119,708
FTSE 100 Index Futures	56	5,277,143	Jun–23	21,527
FTSE MIB Index Futures	40	5,781,686	Jun–23	161,990
Gasoline RBOB Futures	21	2,317,896	May–23	23,031
Gold 100 Oz. Futures	13	2,582,060	Jun–23	(23,220)
IBEX 35 Futures	31	3,090,708	Apr–23	76,338
Live Cattle Futures	65	4,215,250	Jun–23	131,688
LME Lead Futures	38	2,002,363	Jun–23	(31,350)
Mexican Peso Currency Futures	562	15,362,270	Jun–23	164,796
MSCI EAFE Index Futures	11	1,153,075	Jun–23	5,028
NY Harbor ULSD Futures	37	3,989,118	May–23	47,893
Silver Futures	35	4,261,250	Jul–23	58,905
Soybean Futures	105	7,746,375	Jul–23	98,287
Soybean Meal Futures	196	9,041,480	Jul–23	100,724
Soybean Oil Futures	41	1,368,252	Jul–23	3,127
SPI 200 Futures	21	2,523,582	Jun–23	38,605
Sugar #11 (World) Futures	432	10,562,227	Jun–23	90,558
TOPIX Futures	14	2,112,521	Jun–23	(1,830)
		$123,830,978		$1,457,602

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Futures Contracts Short:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Australian Dollar Currency Futures	46	$(3,082,460)	Jun–23	$(10,758)
Brent Crude Oil Futures	46	(3,674,940)	Apr–23	(140,696)
Canadian Dollar Currency Futures	117	(8,656,830)	Jun–23	(67,932)
Canola Futures	507	(5,761,381)	May–23	(241,104)
Corn Futures	31	(985,800)	Jul–23	(12,863)
Cotton No. 2 Futures	98	(4,071,900)	Jul–23	18,640
Euro-BOBL Futures	51	(6,519,884)	Jun–23	(106,923)
Euro-Bund Futures	35	(5,156,147)	Jun–23	(109,420)
Euro-Schatz Futures	107	(12,265,006)	Jun–23	(88,833)
Japan 10-Year Bond Futures	2	(2,231,143)	Jun–23	1,356
Japanese Yen Currency Futures	61	(5,812,156)	Jun–23	5,627
Kansas City Hard Red Winter Wheat Futures	76	(3,274,650)	Jul–23	(26,600)
Lean Hogs Futures	128	(4,691,200)	Jun–23	133,806
LME Aluminium Futures	123	(7,412,287)	Jun–23	(9,611)
LME Nickel Futures	4	(571,896)	Jun–23	(15,384)
LME Zinc Futures	8	(584,950)	Jun–23	2,000
Long Gilt Futures	26	(3,314,806)	Jun–23	(28,286)
Low Sulphur Gasoil “G” Futures	20	(1,479,500)	Jun–23	(13,150)
MSCI EMGMKT Index Futures	38	(1,891,450)	Jun–23	(74,676)
Nasdaq 100 E-mini Futures	3	(798,105)	Jun–23	(18,550)
Natural Gas Futures	193	(4,757,450)	May–23	882,062
NIKKEI 225 (OSE) Futures	3	(633,553)	Jun–23	(2,485)
OMX 30® Futures	22	(469,877)	Apr–23	(6,701)
S&P 500 E-mini Futures	8	(1,655,100)	Jun–23	(97,310)
S&P MidCap 400 E-Mini Futures	2	(505,940)	Jun–23	(20,872)
TTF Natural Gas Futures	45	(1,737,134)	Apr–23	(145,062)
TTF Natural Gas Futures	45	(1,693,150)	May–23	(146,873)
U.S. 2-Year Treasury Note Futures	32	(6,606,500)	Jun–23	(59,182)
U.S. 5-Year Treasury Note Futures	50	(5,475,391)	Jun–23	22,167
U.S. 10-Year Treasury Note Futures	30	(3,447,656)	Jun–23	(11,609)
U.S. Treasury Long Bond Futures	18	(2,360,813)	Jun–23	(10,656)
Wheat Futures	173	(6,093,925)	Jul–23	(11,863)
WTI Crude Futures	43	(3,259,400)	May–23	(303,025)
		$(120,932,380)		$(714,766)
	Total	$2,898,598		$742,836

(a)	Zero coupon bond.
(b)	Rate shown reflects yield as of March 31, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 34,994,253	$ —	$ 34,994,253	$ —
Money Market Funds	94,000,000	94,000,000	—	—
Total Investments	128,994,253	94,000,000	34,994,253	—
Futures Contracts	2,727,117	2,727,117	—	—
Total	$ 131,721,370	$ 96,727,117	$ 34,994,253	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (1,984,281)	$ (1,984,281)	$ —	$ —